Acquisitions, Investments and Dispositions (Tables)	12 Months Ended
Dec. 31, 2018
Telecable
Detailed information about business combination
Schedule of business combination

	December 17,
	2018
Cash and cash equivalents	Ps.	1,000
Trade notes and accounts receivables		169,036
Other accounts receivable primarily value-added tax		875,331
Total current assets		1,045,367
Property and equipment		2,130,108
Intangible assets and goodwill		2,582,713
Total assets		5,758,188
Other current liabilities		291,316
Total liabilities		291,316
Total net assets	Ps.	5,466,872

TVI
Detailed information about business combination
Schedule of acquisition of remaining equity interest, effect in equity attributable to Company stockholders

The effect of this transaction in the equity attributable to stockholders of the Company as of December 31, 2016, was as follows:

	Acquisition of
	a Non-
	controlling
	Interest
Carrying value of the non-controlling interest in TVI	Ps.	768,703
Consideration for the acquisition of a non-controlling interest in TVI		(6,750,000)
Decrease in retained earnings attributable to stockholders of the Company (1)	Ps.	(5,981,297)

Cable Sistema de Victoria, S.A. de C.V. ("CSV")
Detailed information about business combination
Schedule of acquisition of remaining equity interest, effect in equity attributable to Company stockholders

The effect of this transaction in the equity attributable to stockholders of the Company as of December 31, 2016, was as follows:

	Acquisition of
	a Non-
	controlling
	Interest
Carrying value of the non-controlling interest in CSV	Ps.	35,724
Consideration for the acquisition of a non-controlling interest in CSV		(379,424)
Decrease in retained earnings attributable to stockholders of the Company (1)	Ps.	(343,700)
(1)

Changes in ownership interest are treated as equity transactions, if control is maintained. Any difference between the amount by which the non-controlling interest is adjusted and the fair value of the consideration paid or received, is recognized in equity attributed to stockholders of the Company.